Long-term bonds (Contractual undiscounted payments) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of long-term bonds [line items]
Contractual undiscounted payments	¥ 44,188,514	¥ 37,725,823
Within 1 year [member]
Disclosure of long-term bonds [line items]
Contractual undiscounted payments	8,457,746	13,791,536
After 1 year but within 2 years [member]
Disclosure of long-term bonds [line items]
Contractual undiscounted payments	1,277,140	7,225,082
After 2 years but within 5 years [member]
Disclosure of long-term bonds [line items]
Contractual undiscounted payments	16,048,337	6,213,583
After 5 years [member]
Disclosure of long-term bonds [line items]
Contractual undiscounted payments	¥ 18,405,291	¥ 10,495,622